SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in Accumulated Balances of Other Comprehensive Income) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		$ 487,350	$ 477,724	$ 466,501
Total other comprehensive income (loss), net of tax		(1,942)	4,399	(111)
Balance		494,295	487,350	477,724
Unrealized gains (losses) on derivative instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		0	0
Other comprehensive income (loss) before reclassifications		229	2,406
Amounts reclassified from AOCI		68	(2,406)
Total other comprehensive income (loss), net of tax		297	0
Balance		297	0	0
Unrealized gains (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		13	0
Other comprehensive income (loss) before reclassifications		(53)	13
Amounts reclassified from AOCI		0	0
Total other comprehensive income (loss), net of tax		(53)	13
Balance		(40)	13	0
Accumulated foreign currency translation differences and other [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		1,070	(3,288)
Other comprehensive income (loss) before reclassifications		(2,031)	4,358
Amounts reclassified from AOCI		0	0
Total other comprehensive income (loss), net of tax		(2,031)	4,358
Balance		(961)	1,070	(3,288)
Total [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	[1]	1,083	(3,288)	(3,177)
Other comprehensive income (loss) before reclassifications		(1,855)	6,777
Amounts reclassified from AOCI		68	(2,406)
Total other comprehensive income (loss), net of tax		(1,787)	4,371
Balance	[1]	$ (704)	$ 1,083	$ (3,288)

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation, hedging transactions and marketable securities.